Average Annual Total Returns			12 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended	222 Months Ended	306 Months Ended	311 Months Ended	336 Months Ended
		Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			12.21%		12.93%	16.42%				10.83%
Performance Inception Date		Dec. 31, 1997
MARSICO FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%		10.26%	13.84%				9.27%
MARSICO FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.11%		9.72%	12.97%				8.94%
MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			12.53%	11.84%
Performance Inception Date		Dec. 06, 2021
MARSICO FOCUS FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	11.96%	14.42%	14.82%				9.19%
MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			12.50%		10.67%	15.66%				10.16%
Performance Inception Date		Dec. 31, 1997
MARSICO GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		8.75%		7.66%	12.95%				8.55%
MARSICO GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.08%		7.77%	12.29%				8.29%
MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			12.83%	10.47%
Performance Inception Date		Dec. 06, 2021
MARSICO GROWTH FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%	11.96%	14.42%	14.82%				9.19%
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			25.87%		9.76%	14.60%			8.80%
Performance Inception Date		Feb. 01, 2000
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		22.57%		8.21%	13.41%			8.31%
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.48%		7.49%	12.01%			7.62%
MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			26.21%	10.27%
Performance Inception Date		Dec. 06, 2021
MARSICO MIDCAP GROWTH FOCUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.15%	11.01%	13.15%	14.29%			8.33%
MARSICO MIDCAP GROWTH FOCUS FUND | Russell Midcap® Growth Benchmark Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		8.66%	5.98%	6.65%	12.49%			7.53%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			28.48%		10.03%	10.43%		6.88%
Performance Inception Date		Jun. 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		26.94%		9.06%	9.60%		6.40%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		17.70%		7.80%	8.43%		5.81%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			28.85%	12.30%
Performance Inception Date		Dec. 06, 2021
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		31.22%	9.21%	8.92%	8.18%		4.80%
MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			26.91%		11.50%	14.66%	11.20%
Performance Inception Date		Jun. 29, 2007
MARSICO GLOBAL FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.64%		9.64%	13.37%	9.94%
MARSICO GLOBAL FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		18.26%		8.74%	12.01%	9.18%
MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			27.22%	12.15%
Performance Inception Date		Dec. 06, 2021
MARSICO GLOBAL FUND | MSCI All Country World® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		22.34%	10.19%	11.19%	11.72%	7.21%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[2]	The Standard & Poor's 500 Index ("S&P 500® Index") is an index of the common stock prices of 500 large U.S. companies, and includes the reinvestment of dividends.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[4]	The Standard & Poor's 500 Index ("S&P 500® Index") is an index of the common stock prices of 500 large U.S. companies, and includes the reinvestment of dividends.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[6]	The Russell 3000® Index is a broad-based index that measures the performance of the largest 3,000 U.S. companies. The Russell Midcap® Growth Benchmark Index measures the performance of the mid-capitalization growth sector of the U.S. equity market, and is composed of mid-capitalization U.S. equities that exhibit growth characteristics including higher price-to-book ratios and higher forecasted growth. It is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market, and constituent weights are not capped. The index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap® Growth Benchmark Index more closely reflects the Fund's principal investment strategies.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[8]	The Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE® Index") is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[10]	The Morgan Stanley Capital International All Country World Index ("MSCI All Country World® Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.